Pay vs Performance Disclosure			12 Months Ended
		Feb. 17, 2021 USD ($)	Dec. 31, 2023 USD ($)		Dec. 31, 2022 USD ($)		Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Year (1)	Summary Compensation Table Total for PEO ($) (2)	Compensation Actually Paid to PEO ($)	Average summary compensation table total for non-PEO named executive officers ($) (2)	Average compensation actually paid to non-PEO named executive officers ($)	Value of initial fixed $100 investment based on: Total Shareholder Return ($) (3)	Value of initial fixed $100 investment based on: Peer Group Total Shareholder Return ($) (3)	Net Loss Attributable to Verano Holding Corp. and its Subsidiaries (Thousands) ($)	Adjusted EBITDA (as a percentage of revenue) (4)
2023	1,871,923	2,963,538	1,708,972	2,613,390	13.47	18.63	117,348	32%
2022	2,015,425	166,280	2,976,466	2,132,779	9.62	16.89	269,164	37%

Company Selected Measure Name			Adjusted EBITDA		Adjusted EBITDA
PEO Actually Paid Compensation Amount	[1]		$ 2,963,538		$ 166,280
Adjustment To PEO Compensation, Footnote [Text Block]

	PEO
Adjustments	2023	2022
SCT Total	$1,871,923	$2,015,425
Adjustments for Stock and Option Awards
(Deduct): Aggregate value for stock Awards included in SCT Total for the covered fiscal year	$1,083,555	$1,498,176
	$788,368	$517,249
Add: Fair value at year end of Awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year end	$1,783,286	$573,862
Year-over-year change in fair value at covered fiscal year end of Awards granted in any prior fiscal year that were outstanding and unvested at the covered fiscal year end (1)	$89,323	$(352,463)
Add: Vesting date fair value of Awards granted and vested during the covered fiscal year	—	—
Add (Deduct): Change as of the vesting date (from the end of the prior fiscal year) in fair value of Awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered fiscal year (1)	$7,374	$(572,367)
(Deduct): Fair value at end of prior fiscal year of Awards granted in any prior fiscal year that failed to meet the applicable vesting conditions during the covered fiscal year	—	—
Add: Dividends or other earnings paid on Awards in the covered fiscal year prior to vesting if not otherwise included in the SCT Total for the covered fiscal year	—	—
Total Compensation Actually Paid	$2,963,538	$166,280

Non-PEO NEO Average Total Compensation Amount	[1],[2]		$ 1,708,972		2,976,466
Non-PEO NEO Average Compensation Actually Paid Amount	[1]		$ 2,613,390		2,132,779
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

	Other NEOs
Adjustments	2023	2022
SCT Total	$1,708,972	$2,976,466
Adjustments for Stock and Option Awards
(Deduct): Aggregate value for stock Awards included in SCT Total for the covered fiscal year	$992,219	$970,154
	$716,753	$2,006,312
Add: Fair value at year end of Awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year end	$1,548,817	$330,296
Year-over-year change in fair value at covered fiscal year end of Awards granted in any prior fiscal year that were outstanding and unvested at the covered fiscal year end (1)	$57,213	$(90,011)
Add: Vesting date fair value of Awards granted and vested during the covered fiscal year	$1,752	$27,908
Add (Deduct): Change as of the vesting date (from the end of the prior fiscal year) in fair value of Awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered fiscal year (1)	$13,389	$(141,727)
(Deduct): Fair value at end of prior fiscal year of Awards granted in any prior fiscal year that failed to meet the applicable vesting conditions during the covered fiscal year	—	—
Add: Dividends or other earnings paid on Awards in the covered fiscal year prior to vesting if not otherwise included in the SCT Total for the covered fiscal year	—	—
Total Compensation Actually Paid	$2,613,390	$2,132,779 (2)

Compensation Actually Paid vs. Net Income [Text Block]

The Company became a reporting issuer in 2022. As such, the net loss attributable to Verano Holdings Corp. and its subsidiaries was, in thousands, $269,164 for the year ended December 31, 2022, and $117,348 for the year ended December 31, 2023. Thus, the compensation actually paid being higher than the summary compensation and increase in compensation actually paid between 2022 and 2023, which as noted above is largely due to an increase in our stock price, corresponds to a decrease in our net loss from 2022 to 2023. The decrease in net loss for full year 2023 compared to the full year 2022 was largely due to a $229 million impairment charge in 2022. Excluding the impacts from impairments, net loss for the full year 2023 was primarily driven by the increase in provision for income taxes as the Company increased income from operations versus the full year 2022.

Compensation Actually Paid vs. Company Selected Measure [Text Block]

Adjusted EBITDA for fiscal year 2023 was, in thousands, $304,871, or 32% of revenue. Adjusted EBITDA for the full year 2022 was, in thousands, $323,567 or 37%. Thus, Adjusted EBITDA as a percentage of revenue decreased year over year, while compensation actually paid compared to the total compensation in the summary compensation table was higher for each of our NEOs for fiscal year 2023.

Total Shareholder Return Vs Peer Group [Text Block]

Our TSR has been as follows from February 17, 2021 (the date we became publicly traded on the CSE) through December 31, 2023:

Company/Index	2/17/2021	12/31/2021	12/31/2022	12/31/2023
Verano Holdings Corp.	100	38.22	9.62	13.47
Peer Group	100	44.31	16.89	18.63

In relation to compensation actually paid to our PEO, and the average of compensation actually paid to all other NEOs, compensation actually paid for 2023 is greater than the compensation included in the summary compensation table. This is largely due to the increase in our stock price from year end 2022 to year end 2023. This aligns to the increase in total shareholder return between 2022 and 2023. In fiscal year 2022, our total shareholder return decreased compared to 2021, in line with our peer group. As such, our compensation actually paid to our NEOs was lower than the compensation calculated in accordance with the summary compensation table. Our peer group saw an increase in TSR over fiscal year 2023, and our increase in total shareholder return was greater than the increase seen on average by our peer group.

Total Shareholder Return Amount		$ 100	$ 13.47	[1],[3]	9.62	[1],[3]	$ 38.22
Peer Group Total Shareholder Return Amount		$ 100	18.63	[1],[3]	16.89	[1],[3]	$ 44.31
Net Income (Loss) Attributable to Parent	[1]		$ 117,348,000		$ 269,164,000
Company Selected Measure Amount	[1],[4]		32		37
PEO Name			Mr. Archos
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Non-GAAP Measure Description [Text Block]

The key Company metrics used to determine amounts paid out under our Annual Bonus Plan in 2023, as discussed above, are, in no particular order of importance: revenue, Adjusted EBITDA as a percentage of revenue, and Free Cash Flow. Adjusted EBITDA as a percentage of revenue and Free Cash Flow are non-U.S. GAAP financial measures. Please see Appendix A for a reconciliation of each such non-GAAP financial measure to the most comparable GAAP financial measure.

PEO [Member]
Pay vs Performance Disclosure [Table]
Total Compensation Actually Paid			$ 2,963,538		$ 166,280
PEO [Member] | SCT Total [Member]
Pay vs Performance Disclosure [Table]
Total Compensation Actually Paid			1,871,923		2,015,425
PEO [Member] | Aggregate Value for Stock Awards Included in SCT Total [Member]
Pay vs Performance Disclosure [Table]
Total Compensation Actually Paid			1,083,555		1,498,176
PEO [Member] | Adjustments for Stock and Option Awards [Member]
Pay vs Performance Disclosure [Table]
Total Compensation Actually Paid			788,368		517,249
PEO [Member] | Fair Value at Year End of Awards Granted [Member]
Pay vs Performance Disclosure [Table]
Total Compensation Actually Paid			1,783,286		573,862
PEO [Member] | Year-Over-Year Change in Fair Value [Member]
Pay vs Performance Disclosure [Table]
Total Compensation Actually Paid	[5]		89,323		(352,463)
PEO [Member] | Vesting Date Fair Value of Awards Granted and Vested [Member]
Pay vs Performance Disclosure [Table]
Total Compensation Actually Paid
PEO [Member] | Change as of Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Total Compensation Actually Paid	[5]		7,374		(572,367)
PEO [Member] | Fair Value at End of Prior Fiscal Year of Awards Granted [Member]
Pay vs Performance Disclosure [Table]
Total Compensation Actually Paid
PEO [Member] | Dividends or Other Earnings Paid on Awards [Member]
Pay vs Performance Disclosure [Table]
Total Compensation Actually Paid
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Total Compensation Actually Paid			2,613,390		2,132,779	[6]
Non-PEO NEO [Member] | SCT Total [Member]
Pay vs Performance Disclosure [Table]
Total Compensation Actually Paid			1,708,972		2,976,466
Non-PEO NEO [Member] | Aggregate Value for Stock Awards Included in SCT Total [Member]
Pay vs Performance Disclosure [Table]
Total Compensation Actually Paid			992,219		970,154
Non-PEO NEO [Member] | Adjustments for Stock and Option Awards [Member]
Pay vs Performance Disclosure [Table]
Total Compensation Actually Paid			716,753		2,006,312
Non-PEO NEO [Member] | Fair Value at Year End of Awards Granted [Member]
Pay vs Performance Disclosure [Table]
Total Compensation Actually Paid			1,548,817		330,296
Non-PEO NEO [Member] | Year-Over-Year Change in Fair Value [Member]
Pay vs Performance Disclosure [Table]
Total Compensation Actually Paid	[5]		57,213		(90,011)
Non-PEO NEO [Member] | Vesting Date Fair Value of Awards Granted and Vested [Member]
Pay vs Performance Disclosure [Table]
Total Compensation Actually Paid			1,752		27,908
Non-PEO NEO [Member] | Change as of Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Total Compensation Actually Paid	[5]		13,389		(141,727)
Non-PEO NEO [Member] | Fair Value at End of Prior Fiscal Year of Awards Granted [Member]
Pay vs Performance Disclosure [Table]
Total Compensation Actually Paid
Non-PEO NEO [Member] | Dividends or Other Earnings Paid on Awards [Member]
Pay vs Performance Disclosure [Table]
Total Compensation Actually Paid
PEO [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	[1],[2]		$ 1,871,923		$ 2,015,425

[1]	Pursuant to Instruction 2 of Item 402(v) of Regulation S-K, we have provided data for fiscal year 2023 and 2022 as we became subject to Section 13(a) or 15(d) of the Exchange Act 60 days after we filed our Form 10 in 2022, pursuant to Section 12(g) of the Exchange Act.
[2]	Mr. Archos was the principal executive officer (“PEO”) for the full time period included in this table. Messrs. Summerer, Weiss and Tipton and Ms. Kalesnik were the NEOs included for 2023, and Messrs. Summerer, Weiss and Tipton were the NEOs included for 2022, as well as our Chief Investment Officer, Aaron Miles.
[3]	Pursuant to SEC rules, the Total Shareholder Return (“TSR”) figures for each applicable year assume a fixed investment of $100 on February 17, 2021, the date the Company began to be traded on the CSE. The TSR is cumulative total shareholder returns for Verano and the comparison assumes all dividends have been reinvested (if any). The returns of each company in the peer group have been weighted to reflect their market capitalization. The peer group includes Cresco Labs Inc., Curaleaf Holdings, Inc., Trulieve Cannabis Corp. and Green Thumb Industries Inc.
[4]	The Company calculates adjusted EBITDA as net income (loss) plus net interest expense, income tax expense, depreciation and amortization and also excludes certain one-time extraordinary items. Adjusted EBITDA as a percentage of revenue is Adjusted EBITDA divided by revenue for the same period. The most directly comparable GAAP metric is net income (loss) as a percentage of revenue. See Appendix A for a reconciliation of non-GAAP financial measures.
[5]	Includes change in the fair value of Company Options as well as the change in fair value of RSUs. The Company uses the Black-Scholes model to determine the fair value of Company Options, taking into account risk-free interest rate, expected volatility over the trailing twelve months, the stock price of our Subordinate Voting Shares on Cboe Canada, converted to U.S. dollars using the exchange rate in effect on the applicable date. Expected volatility considers the historical volatility of the Company’s shares and any other features of the option grant that may impact the measurement of fair value such as market conditions. Change in the subjective input assumptions can materially affect the fair value estimate, and therefore the existing models do not necessarily provide a reliable single measure of the fair value of the Company Options.
[6]	During fiscal year 2022, Mr. Tipton, one of our NEOs, received non-equity compensation in the amount of $6.7 million as performance bonus, as disclosed in our Summary Compensation Table. Pursuant to the SEC rules, we have not deducted this compensation from the compensation actually paid to our NEOs in 2022. When removing Mr. Tipton from the analysis and taking the averages of the three other NEOs in 2022, the average total compensation actually paid to such NEOs was $577,329.